Property and Equipment	6 Months Ended
Mar. 31, 2012
Property and Equipment
Property and Equipment
Note 7 — Property and Equipment

Property and equipment, net consisted of the following at March 31, 2012 and at September 30, 2011 and 2010:

			September 30,
	Estimated Useful Life (years)	March 31, 2012	2011	2010
		(Unaudited)
		(Dollars in thousands)
Land	—	$711	$711	$711
Building and improvements	10–39	11,322	11,289	12,272
Construction in process	—	—	5	23
Furniture, fixtures and equipment	3–7	3,760	3,659	6,650
		15,793	15,664	19,656
Accumulated depreciation		(7,866)	(7,499)	(10,891)
		$7,927	$8,165	$8,765

Depreciation expense was approximately $368,000 (unaudited) and $430,000 (unaudited) for the six months ended March 31, 2012 and 2011, respectively. Depreciation expense was approximately $826,000, $803,000 and $922,000 for the years ended September 30, 2011, 2010 and 2009, respectively.